Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

October 8, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

            RE: Genworth Variable Insurance Trust (the “Registrant”)
                    File Nos. 333-151541 and 811-22205

Dear Sir or Madam:

     On behalf of the Registrant, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 3 under the 1933 Act and Amendment No. 4 under the Investment Company Act of 1940, as amended, (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is to become effective on December 7, 2009.

     The Amendment is being filed primarily for the purpose of registering a new class of shares, known as Institutional Shares, with respect to the Registrant’s Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, and Genworth Enhanced Core Bond Index Fund (formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund) (the “Funds”). The Funds currently offer a single class of shares (“Existing Class”) pursuant to a separate prospectus.

     The Amendment also contains a prospectus supplement to the Existing Class's current prospectus that (i) redesignates the Existing Class as “Service Shares”; (ii) amends disclosure to reflect a reduction in the contractual investment advisory fee payable by the Funds and the implementation of an administrative service fee; and (iii) amends the name and the investment objective, principal investment strategies and principal risks of the Genworth Legg Mason Western Asset Core Plus Bond Fund.

     The Genworth Legg Mason Western Asset Core Plus Bond Fund is being renamed the Genworth Enhanced Core Bond Index Fund. In connection with the name change, the Fund’s investment objective, principal investment strategies and principal risks are changing from a core fixed income fund strategy that had the ability to invest in a wide variety of fixed income securities and derivatives, including domestic, foreign, investment grade, and high yield fixed income securities to an enhanced index strategy that seeks to outperform the Barclays Capital Aggregate Bond Index and to limit its investments to domestic, investment grade fixed income securities. The Institutional Shares Fund prospectus also includes this revised disclosure.

     Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) filing an auditors’ consent; and (iii) making certain other non-material changes to the prospectuses and statement of additional information relating to the Funds’ Institutional Shares or the prospectus supplement.

     Please direct questions or comments relating to this filing to me at (215) 564-8554 or, in my absence, to Kenneth L. Greenberg at (215) 564-8149.

Very truly yours,

/s/ Alexander F. Smith Alexander F. Smith